Income taxes - NOLs (Details) $ in Millions	Dec. 31, 2015 USD ($)
Sweden | Foreign
Operating Loss Carryforwards
NOLs	$ 66.6
Ireland | Domestic
Operating Loss Carryforwards
NOLs	0.2
U.S. | Foreign - Federal
Operating Loss Carryforwards
NOLs	37.1
U.S. | Foreign - State
Operating Loss Carryforwards
NOLs	$ 37.0